Organization and Principal Activities - Schedule of Financial Statement Amounts and Balances of VIE and its Subsidiaries (Details) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Financial Statement Amounts and Balances of VIE and its Subsidiaries [Line Items]
Total assets	$ 51,503,354	$ 35,586,017
Total liabilities	46,481,038	26,519,259
Total revenue	103,089,377	47,171,853	$ 18,286,074
Net loss	(6,366,796)	(7,234,353)	(14,053,844)
Net cash (used in) provided by operating activities	(1,741,850)	(4,106,484)	(2,672,557)
Net cash used in investing activities	642,102	(132,899)	(680,272)
Net cash provided by (used in) financing activities	$ 1,740,433	$ 3,731,488	$ 683,277